Average Annual Total Returns{- Fidelity Advisor Strategic Income Fund} - 12.31 Fidelity Advisor Strategic Income Fund AMCIZ PRO-15 - Fidelity Advisor Strategic Income Fund	Class A Return Before Taxes Past 1 year	Class A Return Before Taxes Past 5 years	Class A Return Before Taxes Past 10 years	Class A After Taxes on Distributions Past 1 year	Class A After Taxes on Distributions Past 5 years	Class A After Taxes on Distributions Past 10 years	Class A After Taxes on Distributions and Sales Past 1 year	Class A After Taxes on Distributions and Sales Past 5 years	Class A After Taxes on Distributions and Sales Past 10 years	Class M Return Before Taxes Past 1 year	Class M Return Before Taxes Past 5 years	Class M Return Before Taxes Past 10 years	Class C Return Before Taxes Past 1 year	Class C Return Before Taxes Past 5 years	Class C Return Before Taxes Past 10 years	Class I Return Before Taxes Past 1 year	Class I Return Before Taxes Past 5 years	Class I Return Before Taxes Past 10 years	Class Z Return Before Taxes Past 1 year	Class Z Return Before Taxes Past 10 years	Class Z Return Before Taxes Since Inception		Class Z Return Before Taxes Inception Date	LB091 Past 1 year	LB091 Past 5 years	LB091 Past 10 years	F0097 Past 1 year	F0097 Past 5 years	F0097 Past 10 years
Total	2.91%	5.28%	4.27%	1.23%	3.69%	2.59%	1.82%	3.38%	2.60%	3.00%	5.30%	4.28%	5.41%	5.37%	3.92%	7.48%	6.42%	4.94%	7.59%		7.02%	[1]	Oct. 02, 2018	7.58%	4.87%	4.16%	6.63%	6.26%	4.96%

[1]	(a)Since inception October 2, 2018.